                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                              PLEASE PRINT OR TYPE.


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1.   Name and address of issuer:

               Schroder Capital Funds, Inc.
               Two Portland Square
               Portland, ME 04101

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2.   Name of each series or class of funds for which this notice is filed:

                    Schroder Emerging Markets Fund - Institutional Portfolio International Equity Fund
                    Schroder U.S. Equity Fund
                    Schroder U.S. Smaller Companies Fund

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3.   Investment Company Act File Number:  811-1911

     Securities Act File Number:  2-34215

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4.   Last day of fiscal year for which this notice is filed:

               October 31, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                      [ ]
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6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                              Zero (0)

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8.   Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                              Zero (0)

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

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9.   Number and aggregate sale price of securities sold during fiscal year:

                                                               Dollars              Shares
                                                               -------              ------
   Schroder Emerging Markets Fund Instl. Portfolio        $ 17,481,275.11        1,733,324.142
   International Equity Fund                              $ 76,164,063.94        3,833,382.360
   Schroder U.S. Equity Fund                                  $ 90,403.74           10,529.350
   Schroder U.S. Smaller Companies Fund                        $ 2,000.00              169.205
                                                          ---------------        -------------
   TOTAL                                                  $ 93,737,742.79        5,577,405.057
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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                               Dollars              Shares
                                                               -------              ------
   Schroder Emerging Markets Fund Instl. Portfolio        $ 17,481,275.11        1,733,324.142
   International Equity Fund                              $ 76,164,063.94        3,833,382.360
   Schroder U.S. Equity Fund                                  $ 90,403.74           10,529.350
   Schroder U.S. Smaller Companies Fund                        $ 2,000.00              169.205
                                                          ---------------        -------------
   TOTAL                                                  $ 93,737,742.79        5,577,405.057
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

                                                               Dollars              Shares
                                                               -------              ------
   Schroder Emerging Markets Fund Instl. Portfolio                 $ 0.00                0.000
   International Equity Fund                               $ 7,211,232.84          370,621.480
   Schroder U.S. Equity Fund                                 $ 866,524.89          111,954.140
   Schroder U.S. Smaller Companies Fund                      $ 410,171.72           37,356.257
                                                          ---------------        -------------
   TOTAL                                                   $ 8,487,929.45          519,931.877

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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold
          during the fiscal year in reliance
          on Rule 24f-2 (from Item 10):                     $      93,737,742.79
                                                            --------------------

    (ii)  Aggregate price of shares issued in connection
          with dividend reinvestment plans (from Item 11,
          if applicable):                                   +       8,487,929.45
                                                            --------------------

   (iii)  Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):           -     321,030,847.28
                                                            --------------------

    (iv)  Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing
          fees pursuant to Rule 24e-2 (if applicable):      +               0.00
                                                            --------------------

     (v)  Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2
          [line (i), plus line (ii), less line (iii), plus
          line (iv)] (if applicable):                           (218,805,175.04)
                                                            --------------------

    (vi)  Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable law
          or regulation (see Instruction C.6):              x             1/2900
                                                            --------------------

   (vii)  Fee due [line (i) or line (v) multiplied by
          line (vi)]:                                       $               0.00
                                                            --------------------
                                                            --------------------
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INSTRUCTION:   ISSUERS SHOULD COMPLETE LINES (II), (III), (IV), AND (V) ONLY IF
               THE FORM IS BEING FILED WITHIN 60 DAYS AFTER THE CLOSE OF THE ISSUER'S FISCAL YEAR. See Instruction C.3.

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                                       -2-

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                      [ ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                    N/A

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                                   SIGNATURES

     This report has been signed by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/  Thomas G. Sheehan, Assistant Treasurer and
                               -----------------------------------------------
                               Assistant Secretary
                               -------------------

     Date  December 15, 1995
         -------------------

  * Please print the name and title of the signing officer below the signature.
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                                       -3-

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                RULE 24f-2 NOTICE

                          SCHRODER CAPITAL FUNDS, INC.
                               Two Portland Square
                               Portland, ME 04101


                                    SIGNATURE

     Pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940, Schroder Capital Funds, Inc. has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on this 15th day of December, 1995.

                                   Schroder Capital Funds, Inc.


                                   By:  /s/ John Y. Keffer
                                      --------------------
                                      John Y. Keffer
                                      Vice President

                                        December 22, 1995



Schroder Capital Funds, Inc.
Two Portland Square
Portland, Maine 04101

Dear Sirs:

     The following opinion is furnished to you in connection with the Rule 24f-2 Notice to be filed by you (the "Company") for the purpose of making definite pursuant to Rule 24f-2 under the Investment Company Act of 1940 the registration, under the Securities Act of 1933, of a total of 5,577,405.057 shares of Common Stock, par value $0.01 per share, of all classes of the Company, issued and sold by the Company to the public in accordance with the terms and conditions described in the prospectuses current at the time of sale forming part of the Company's Registration Statement on Form N-1A as amended to date during the fiscal year November 1, 1994 through October 31, 1995. We understand that such issuances and sales, by class, during such fiscal year were as follows:

       Schroder Emerging Markets Fund
          Institutional Portfolio                 1,733,324.142
       International Equity Fund                  3,833,382.360
       Schroder U.S. Equity Fund                     10,529.350
       Schroder U.S. Smaller Companies Fund             169.205
                                                         -------
                                                  5,577,405.057

     We hereby advise you that, in our opinion, if the said shares of Common Stock have been duly sold in accordance with the terms and conditions set forth in such prospectuses, and for the consideration therein provided, such shares are legally issued, fully paid and nonassessable.

                                   Very truly yours,

                                   /s/ Jacobs Persinger & Parker

                                   Jacobs Persinger & Parker